UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21236

Dreyfus Stock Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	9/30
Date of reporting period:	12/31/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Equity Fund
December 31, 2008 (Unaudited)

Common Stocks--97.4%	Shares	Value ($)

Australia--3.9%
Bendigo and Adelaide Bank	47,510	367,831
BHP Billiton	70,093	1,476,250
CFS Retail Property Trust	272,460	357,384
Computershare	85,087	465,280
Sonic Healthcare	40,990	417,266
Westfield Group	53,540	493,302
Westpac Banking	26,124	311,101
		3,888,414
Austria--.3%
Raiffeisen International Bank Holding	10,560	283,303

Belgium--1.8%
Delhaize Group	20,430	1,255,221
Groupe Bruxelles Lambert	6,170	487,665
		1,742,886
Canada--.0%
Nortel Networks	3,962 a	1,030

Finland--1.8%
Nokia	83,870	1,294,074
UPM-Kymmene	43,020	538,199
		1,832,273
France--11.8%
AXA	30,324	667,895
BNP Paribas	12,667	532,634
Cap Gemini	18,760	717,125
CNP Assurances	5,950	427,889
France Telecom	31,408	871,426
GDF SUEZ	32,122	1,577,300
Neopost	3,120	281,164
Nexans	8,580	506,255

Sanofi-Aventis	20,053	1,265,508
Scor	22,460	508,894
Technip	12,760	385,824
Teleperformance	14,680	405,261
Total	30,892	1,670,848
Unibail-Rodamco	4,658	689,570
Vivendi	39,170	1,266,736
		11,774,329
Germany--7.6%
Adidas	13,270	500,622
BASF	11,046	425,779
Deutsche Bank	5,610	217,023
Deutsche Telekom	41,981	627,322
E.ON	29,240	1,155,943
Hochtief	8,990	446,626
Muenchener Rueckversicherungs	3,480	536,947
RWE	11,240	995,257
Salzgitter	12,121	926,682
Siemens	7,520	550,672
Software	7,160	398,110
ThyssenKrupp	30,160	794,876
		7,575,859
Hong Kong--1.0%
Cheung Kong Holdings	38,000	362,290
Hutchison Whampoa	74,000	373,278
Swire Pacific, Cl. A	43,000	298,154
		1,033,722
Ireland--.6%
CRH	24,728	622,156

Italy--4.7%
Buzzi Unicem	21,451	345,291
Enel	152,340	957,684
ENI	66,520	1,547,880
Finmeccanica	35,590	538,748
Fondiaria-SAI	16,100	286,461
Intesa Sanpaolo	270,730	954,931

		4,630,995
Japan--26.0%
Acom	7,560	317,190
Astellas Pharma	23,600	960,317
Bank of Kyoto	39,000	437,140
Bridgestone	44,900	674,345
Canon	11,700	367,281
Central Japan Railway	30	259,286
Chiba Bank	56,000	349,893
Chubu Electric Power	31,900	969,525
Credit Saison	19,500	269,225
Daihatsu Motor	69,000	615,973
Daiichi Sankyo	33,300	791,528
Daito Trust Construction	7,400	387,473
Furukawa Electric	62,000	301,791
Hitachi	134,000	519,666
Honda Motor	51,700	1,121,233
JFE Holdings	20,900	552,802
KDDI	159	1,132,460
Keihin	67,400	490,027
Kubota	77,000	553,491
Lawson	15,700	905,452
Leopalace21	30,900	313,314
Mitsubishi UFJ Financial Group	179,200	1,111,922
Mitsui Chemicals	109,000	402,907
Mitsumi Electric	28,900	510,822
Nintendo	1,500	576,292
Nippon Express	111,000	467,062
Nippon Telegraph & Telephone	137	736,306
Nippon Yusen	111,000	684,558
Nissin Foods Holdings	22,000	771,604
NTT Data	73	293,035
Promise	13,200	334,576
Rohm	6,100	308,022
Sega Sammy Holdings	60,800	705,508
Shimamura	4,600	355,891
Shin-Etsu Chemical	12,300	564,150

Sumitomo	80,200	706,821
Sumitomo Electric Industries	91,600	704,290
Sumitomo Heavy Industries	188,900	752,000
Suruga Bank	42,000	415,960
Tokai Rika	33,500	293,761
Tokuyama	53,000	447,358
Tokyo Gas	188,000	952,685
Tokyo Tatemono	72,000	329,286
Toyo Engineering	169,000	526,296
Yamaguchi Financial Group	51,000	573,112
		25,813,636
Netherlands--2.3%
European Aeronautic Defence and Space	49,597	829,374
Koninklijke Ahold	56,630	691,935
Koninklijke Vopak	12,760	478,899
Wereldhave	3,840	336,280
		2,336,488
Norway--1.0%
Prosafe	93,410 a	346,847
Tandberg	58,400	628,863
		975,710
Singapore--.3%
CapitaLand	152,000	333,942

Spain--3.5%
Banco Santander	105,320	988,199
Criteria Caixacorp	79,400	306,828
Mapfre	106,180	354,229
Repsol	16,710	350,738
Telefonica	65,470	1,442,451
		3,442,445
Sweden--1.0%
Elekta, Cl. B	51,950	506,168
Nordea Bank	69,900	483,505
		989,673
Switzerland--9.4%
Adecco	10,600	356,338

Baloise Holding	8,150	601,095
Credit Suisse Group	31,840	852,577
Nestle	72,690	2,841,081
Novartis	44,405	2,198,660
Roche Holding	12,234	1,867,830
Zurich Financial Services	3,120	665,420
		9,383,001
United Kingdom--20.4%
AstraZeneca	35,760	1,443,192
Aviva	105,240	590,105
BAE Systems	94,570	512,260
Barclays	327,430	722,151
BP	230,310	1,741,737
Carnival	24,170	524,385
Charter International	118,540	562,423
Friends Provident	268,600	332,501
HSBC Holdings	133,080	1,266,645

IG Group Holdings	66,650	245,555
Kingfisher	356,670	692,284
Land Securities Group	20,240	268,012
Old Mutual	406,800	321,683
Pearson	31,410	289,474
Reckitt Benckiser Group	17,400	644,936
Regus	414,180	294,767
Rexam	114,170	576,160
Royal Dutch Shell, Cl. A	10,620	275,604
Royal Dutch Shell, Cl. B	98,180	2,436,396
RSA Insurance Group	189,403	376,067
Shire	20,390	296,676
Tesco	283,770	1,468,768
Thomas Cook Group	342,610	872,374
Vodafone Group	925,590	1,849,769
WPP	285,550	1,652,465
		20,256,389
Total Common Stocks
(cost $121,509,622)		96,916,251

Preferred Stocks--.8%

Germany
Fresenius
(cost $909,589)	13,930	805,322

Other Investment--.3%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $320,000)	320,000 [b]	320,000

Total Investments (cost $122,739,211)	98.5%	98,041,573
Cash and Receivables (Net)	1.5%	1,423,163
Net Assets	100.0%	99,464,736

a	Non-income producing security.

b	Investment in affiliated money market mutual fund.

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $122,739,211.
Net unrealized depreciation on investments was $24,697,638 of which $3,109,206 related to appreciated investment securities and $27,806,844 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
December 31, 2008 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 12/31/2008 ($)

Financial Futures Long
DJ EURO STOX 50	29	987,629	March 2009	(5,394)
Topix	1	95,091	March 2009	4,439
				(955)

100-924-24

	Foreign			Unrealized
Forward Currency	Currency			Depreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	at 12/31/2008 ($)

Sell:
Euro,
Expiring 1/2/2009	138,762	192,810	192,886	(76)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	66,971,859	(955)

Level 2 - Other Significant Observable Inputs	31,069,714	(76)

Level 3 - Significant Unobservable Inputs	0	0

Total	98,041,573	(1,031)

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus International Small Cap
December 31, 2008 (Unaudited)

Common Stocks--96.0%	Shares	Value ($)

Australia--3.0%
Australian Worldwide Exploration	90,740	164,392
CFS Retail Property Trust	107,100	140,482
Computershare	43,875	239,921
Downer EDI	48,400	130,268
Goodman Fielder	298,370	277,690
Sonic Healthcare	13,879	141,284
		1,094,037
Belgium--1.2%
Ackermans & Van Haaren	3,361	170,059
Cofinimmo	1,260	165,548
Mobistar	1,471	105,591
		441,198
Canada--6.2%
Altagas Income Trust	8,960	124,838
Cogeco Cable	10,930	305,544
Crescent Point Energy Trust	12,666	247,164
Daylight Resources Trust	23,960	151,582
Emera	18,650	335,383
Gran Tierra Energy	53,334 a	142,137
IAMGOLD	39,900	245,638
Laurentian Bank of Canada	8,640	241,458
Red Back Mining	27,050 a	188,222
Sino-Forest	15,120 a	120,887
Westjet Airlines, Cl. VV	16,930 a	175,951
		2,278,804
China--.6%
Zhejiang Expressway, Cl. H	376,000	222,621
Denmark--.4%
East Asiatic	4,160	137,899
Finland--1.3%
Konecranes	14,340	240,794
Orion, Cl. B	7,322	122,848
Tietoenator	10,600	114,487
		478,129
France--9.2%
Air France-KLM	13,550	172,718
Cap Gemini	11,685	446,674
CNP Assurances	2,110	151,739
Fonciere des Regions	2,093	142,050
Havas	118,266	241,004
Ipsen	4,523	175,664
Ipsos	7,300	195,590
Neopost	2,990	269,449
Nexans	3,020	178,192
Publicis Groupe	14,872	378,415
Scor	13,600	308,146

Societe BIC	1,830	104,766
Technip	6,390	193,214
Teleperformance	8,768	242,052
Unibail-Rodamco	1,137	168,322
		3,367,995
Germany--7.2%
Adidas	6,370	240,314
Demag Cranes	4,448	116,239
Deutsche Euroshop	5,355	180,882
Deutsche Lufthansa	14,438	224,578
Fielmann	2,970	191,972
Lanxess	9,910	189,136
MTU Aero Engines Holding	17,760	483,376
Puma AG Rudolf Dassler Sport	840	163,820
Salzgitter	3,890	297,401
Software	3,250	180,706
Vossloh	1,052	116,241
Wincor Nixdorf	5,220	244,601
		2,629,266
Greece--.3%
Sarantis	18,144	106,937
Hong Kong--2.2%
Chaoda Modern Agriculture Holdings	386,400	248,744
China Agri-Industries Holdings	608,000 a	305,945
Neo-China Land Group Holdings	962,100 b	130,346
Pacific Basin Shipping	271,000	124,574
Peace Mark Holdings	778,000 b	0
		809,609
Ireland--1.0%
DCC	18,552	269,228
United Drug	30,760	95,350
		364,578
Italy--4.5%
ACEA	11,939	159,900
Banca Popolare di Milano Scarl	52,200	303,484
Benetton Group	37,240	315,769
Buzzi Unicem	13,489	217,129
Landi Renzo	24,040	109,941
Parmalat	132,100	213,923
Recordati	36,810	197,763
Unipol Gruppo Finanziario	92,934	140,163
		1,658,072
Japan--25.8%
Air Water	29,700	266,789
Bank of Kyoto	17,000	190,548
Bank of Yokohama	19,000	112,387
Chiba Bank	20,000	124,962
Chiyoda	15,700	295,041
COMSYS Holdings	33,000	306,704
Credit Saison	6,500	89,742
Daifuku	32,500	189,374
Daito Trust Construction	2,100	109,959

F.C.C.	15,500	130,914
Fukuoka Financial Group	39,000	169,876
Godo Steel	52,000	145,673
Hisamitsu Pharmaceutical	4,200	171,473
Hitachi Transport System	10,200	152,954
Hogy Medical	4,306	296,671
Hokuhoku Financial Group	78,000	184,661
House Foods	10,600	188,880
IT Holdings	12,100 a	188,556
Japan Aviation Electronics Industry	24,000	100,484
Kansai Paint	36,000	183,986
Keihin	39,500	287,182
Kinden	40,000	360,685
Kuroda Electric	44,000	412,931
Leopalace21	11,600	117,619
Lintec	10,300	142,890
Matsumotokiyoshi Holdings	10,400	215,539
Mitsumi Electric	12,900	228,014
NET One Systems	104	208,907
Nichirei	45,000	214,401
Nihon Unisys	14,100	115,791
NSD	14,600	114,850
Pigeon	6,800	203,368
Point	2,690	148,044
Promise	4,550	115,327
Seino Holdings	51,000	283,732
Shimachu	10,200	229,362
Shimamura	1,800	139,262
Shimano	7,600	304,505
SKY Perfect JSAT Holdings	599	291,585
Star Micronics	15,300	162,040
Suruga Bank	23,000	227,787
Suzuken	6,200	186,815
Tokuyama	36,000	303,866
Tokyo Tatemono	33,000	150,923
Toyo Engineering	76,000	236,678
Yamaguchi Financial Group	17,600	197,780
Yokohama Rubber	49,000	245,208
		9,444,725
Netherlands--2.3%
Gemalto	6,440 a	160,239
Imtech	16,239	270,876
Koninklijke Vopak	6,550	245,830
Wereldhave	2,110	184,779
		861,724
Norway--.7%
Tandberg	15,400	165,830
TGS Nopec Geophysical	18,800 a	93,032
		258,862
Singapore--.6%
ComfortDelgro	150,000	151,844
Singapore Petroleum	40,700	64,978

		216,822
South Korea--2.3%
CJ Home Shopping	7,570	232,516
Honam Petrochemical	3,104	130,029
LG Fashion	13,660	236,249
Yuhan	1,394 a	243,075
		841,869
Spain--4.1%
Bankinter	21,800	191,212
Corporacion Financiera Alba	8,388	317,727
Enagas	11,835	255,981
Laboratorios Almirall	24,272	185,566
Mapfre	38,610	128,807
Prosegur Cia de Seguridad	9,880	321,780
Tubacex	34,940	114,135
		1,515,208
Sweden--1.3%
Elekta, Cl. B	16,740	163,104
Peab	47,650	130,153
SAAB, Cl. B	19,550	176,762
		470,019
Switzerland--5.5%
Actelion	5,500 a	306,948
Adecco	13,412	450,868
Banque Cantonale Vaudoise	900	268,685
Clariant	41,633 a	278,896
Kuoni Reisen Holding	1,126	380,852
PSP Swiss Property	6,352 a	314,512
		2,000,761
United Kingdom--16.3%
Aggreko	25,430	162,975
Amlin	37,480	192,646
Asos	48,780 a	173,405
Balfour Beatty	71,430	338,135
Beazley Group	107,401	209,235
Brit Insurance Holdings	63,460	200,728
Catlin Group	38,400	239,334
Charter International	41,370	196,283
Close Brothers Group	25,509	194,014
Croda International	24,400	182,247
Dana Petroleum	13,868 a	197,792
Davis Service Group	32,620	127,449
De La Rue	11,390	148,369
Domino's Pizza UK & IRL	70,470	168,695
Drax Group	20,615	166,276
Electrocomponents	47,130	95,713
Halfords Group	37,380	130,730
Halma	48,500	141,205
Hiscox	38,610	188,740
IG Group Holdings	33,150	122,133
Inmarsat	15,300	103,719
Interserve	42,798	139,834

Jardine Lloyd Thompson Group	27,050	170,343
John Wood Group	38,788	104,982
Keller Group	15,158	125,312
Mondi	38,883	113,905
QinetiQ Group	83,370	190,286
Regus	176,360	125,513
Rexam	39,090	197,268
Spectris	24,400	187,684
Spirent Communications	174,910	91,161
SSL International	22,120	157,425
Thomas Cook Group	133,720	340,486
Tui Travel	82,938	278,435
WSP Group	22,920	66,895
		5,969,352

Total Common Stocks
(cost $46,793,541) 35,168,487

Preferred Stocks--1.0%

Germany--1.0%
Biotest	3,380	215,044
Fresenius	2,410	139,327
Total Preferred Stocks		354,371
(cost $480,167)

Other Investment--1.1%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $400,000)	400,000 [c]	400,000

Total Investments (cost $47,673,708)	98.1%	35,922,858
Cash and Receivables (Net)	1.9%	687,561
Net Assets	100.0%	36,610,419

a	Non-income producing security.

b	Illiquid securities. At the period end, the value of these securities amounted to $130,346 or 0.4% of net assets. The valuation of these securities has been determined in good faith under the direction of the Board of Trustees.

c	Investment in affiliated money market mutual fund.

STATEMENT OF FINANCIAL FUTURES
December 31, 2008 (Unaudited)

Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts Contracts ($)		Expiration	at 12/31/2008 ($)

Financial Futures Long
DJ Euro Stoxx 50	18	613,011	March 2009	9,598

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $47,673,708

Net unrealized depreciation on investments was $11,750,850 of which $1,449,179 related to appreciated investment securities and $13,200,029 related to depreciated investment securities.

100-939-39
				Unrealized
	Foreign			Appreciation/
Forward Currency	Currency			Depreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	at 12/31/2008 ($)

Sells:
Canadian Dollar,
Expiring 1/2/2009	77,805	63,722	63,025	697
Euro,
Expiring 1/2/2009	111,471	154,889	154,950	(61)
British Pounds,
Expiring 1/2/2009	119,218	173,878	171,406	2,472
				3,108

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	23,293,175	9,598

Level 2 - Other Significant Observable Inputs	12,499,337	3,108

Level 3 - Significant Unobservable Inputs	130,346	0

Total	35,922,858	12,706

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Investments in
Securities ($)

Balance as of 9/30/2008	249,211

Realized gain (loss)	0

Change in unrealized appreciation	(118,865)

Net purchases (sales)	0

Transfers in and/or out of Level 3	0

Balance as of 12/31/2008	130,346

STATEMENT OF INVESTMENTS
Dreyfus Small Cap Equity Fund
December 31, 2008 (Unaudited)

Common Stocks--98.5%	Shares	Value ($)

Consumer Discretionary--13.5%
AnnTaylor Stores	39,090 a	225,549
Bed Bath & Beyond	16,990 a	431,886
BorgWarner	27,305	594,430
Brink's Home Security Holding	37,900 a	830,768
Dick's Sporting Goods	43,455 a	613,150
Gentex	65,210	575,804
Genuine Parts	4,920	186,271
J Crew Group	42,320 a,b	516,304
JoS. A. Bank Clothiers	17,710 a,b	463,117
MDC Holdings	34,940	1,058,682
Meredith	26,580 b	455,050
New York Times, Cl. A	72,532 b	531,660
NVR	2,390 a,b	1,090,438
O'Reilly Automotive	36,380 a	1,118,321
OfficeMax	73,210	559,324
Panera Bread, Cl. A	16,900 a,b	882,856
Ryland Group	42,800	756,276
Toll Brothers	11,400 a	244,302
Tractor Supply	20,470 a,b	739,786
Williams-Sonoma	72,330	568,514
		12,442,488
Consumer Staples--6.2%
BJ's Wholesale Club	34,890 a,b	1,195,331
Casey's General Stores	26,140	595,208
Corn Products International	20,620	594,887
Hain Celestial Group	15,530 a	296,468
Ralcorp Holdings	42,000 a,b	2,452,800
Whole Foods Market	63,534 b	599,761
		5,734,455
Energy--5.5%
Arena Resources	19,740 a	554,497
Cabot Oil & Gas	21,734	565,084
CNX Gas	32,505 a	887,387
Dril-Quip	22,790 a	467,423
Frontier Oil	15,830	199,933
Patterson-UTI Energy	25,780	296,728
Penn Virginia	17,130 b	445,037
Tidewater	20,730	834,797
Unit	30,800 a	822,976
		5,073,862
Exchange Traded Funds--.4%
iShares Russell 2000 Value Index
Fund	2,600 b	127,842
Midcap SPDR Trust Series 1	2,650	257,474
		385,316
Financial--19.1%
Associated Banc-Corp	10,210	213,695
BancorpSouth	52,930 b	1,236,445
BOK Financial	9,958	402,303
City National	50,544	2,461,493
Commerce Bancshares	34,370	1,510,562
Cullen/Frost Bankers	21,043	1,066,459
First Horizon National	86,070 b	909,758

FirstMerit	70,040	1,442,124
Fulton Financial	67,759 b	651,842
Huntington Bancshares	58,778 b	450,239
Investment Technology Group	46,567 a	1,058,002
Jefferies Group	106,480 b	1,497,109
Jones Lang LaSalle	7,810	216,337
Lazard, Cl. A	20,139	598,934
MBIA	24,723 a,b	100,623
NewAlliance Bancshares	42,236	556,248
Piper Jaffray	9,790 a,b	389,250
Raymond James Financial	40,290 b	690,168
Synovus Financial	81,905 b	679,812
Washington Federal	48,540 b	726,158
Whitney Holding	49,570 b	792,624
		17,650,185
Health Care--7.1%
Beckman Coulter	9,370	411,718
Bio-Rad Laboratories, Cl. A	6,340 a	477,465
Cerner	11,840 a,b	455,248
Hill-Rom Holdings	24,540 b	403,928
Life Technologies	27,110 a	631,934
Magellan Health Services	26,420 a	1,034,607
Medicis Pharmaceutical, Cl. A	36,130 b	502,207
Pediatrix Medical Group	40,830 a	1,294,311
PerkinElmer	49,920	694,387
Sepracor	42,542 a	467,111
Universal Health Services, Cl. B	4,300	161,551
		6,534,467
Industrial--16.5%
Brink's	37,900	1,018,752
Ceradyne	19,604 a	398,157
Clean Harbors	12,389 a	785,958
Corrections Corp. of America	56,270 a	920,577
Curtiss-Wright	52,720	1,760,321
Dun & Bradstreet	3,540	273,288
Esterline Technologies	12,910 a	489,160
Granite Construction	25,870	1,136,469
Heartland Express	85,690 b	1,350,474
KBR	17,693	268,934
Landstar System	19,340	743,236
MSC Industrial Direct, Cl. A	25,500	939,165
Shaw Group	23,137 a	473,614
Spirit Aerosystems Holdings, Cl. A	32,810 a	333,678
Thomas & Betts	15,800 a	379,516
Triumph Group	13,150	558,349
URS	27,540 a	1,122,806
Waste Connections	50,170 a	1,583,867
Werner Enterprises	39,206	679,832
		15,216,153
Information Technology--11.8%
Akamai Technologies	27,010 a	407,581
Arris Group	64,340 a	511,503
Comtech Telecommunications	13,200 a	604,824
Cymer	25,240 a,b	553,008
Diebold	8,110	227,810
F5 Networks	20,470 a	467,944
Hewitt Associates, Cl. A	31,150 a	884,037
Informatica	39,470 a	541,923
Lam Research	16,240 a	345,587
McAfee	13,870 a	479,486

Microchip Technology	8,730	170,497
Microsemi	6,380 a	80,643
MKS Instruments	36,580 a	541,018
NCR	28,480 a	402,707
NeuStar, Cl. A	24,910 a	476,528
Novellus Systems	52,990 a	653,897
Parametric Technology	31,649 a	400,360
SRA International, Cl. A	45,590 a	786,428
Sybase	19,681 a	487,498
Synopsys	40,694 a	753,653
Teradyne	104,020 a	438,964
Varian Semiconductor Equipment
Associates	36,240 a	656,669
		10,872,565
Insurance--6.0%
Aspen Insurance Holdings	38,790	940,657
Fidelity National Financial, Cl. A	98,181	1,742,713
First American	38,700	1,118,043
Hanover Insurance Group	34,890	1,499,223
ProAssurance	4,740 a	250,177
		5,550,813
Materials--1.1%
Packaging Corp. of America	60,890	819,579
Reliance Steel & Aluminum	12,480	248,851
		1,068,430
Real Estate Investment Trusts--3.2%
Alexandria Real Estate Equities	12,960	782,006
BioMed Realty Trust	30,460	356,991
Health Care REIT	29,757 b	1,255,745
Host Hotels & Resorts	31,600	239,212
LaSalle Hotel Properties	29,960 b	331,058
		2,965,012
Telecommunication Services--.6%
Telephone & Data Systems	17,930	569,278
Utilities--7.5%
AGL Resources	41,470	1,300,085
Atmos Energy	49,890	1,182,393
Energen	20,808	610,299
Equitable Resources	7,140	239,547
Hawaiian Electric Industries	35,380 b	783,313
IDACORP	28,720	845,804
Nicor	6,130	212,956
Portland General Electric	27,650	538,346
UGI	51,180	1,249,816
		6,962,559
Total Common Stocks
(cost $105,208,930)		91,025,583

Other Investment--1.5%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,371,000)	1,371,000 [c]	1,371,000
Investment of Cash Collateral for
Securities Loaned--8.5%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $7,855,394)	7,855,394 [c]	7,855,394

Total Investments (cost $114,435,324)	108.5%	100,251,977
Liabilities, Less Cash and Receivables	(8.5%)	(7,862,008)
Net Assets	100.0%	92,389,969

a	Non-income producing security.

b	All or a portion of these securities are on loan. At December 31, 2008, the total market value of the fund's securities on loan is $7,701,555 and the total market value of the collateral held by the fund is $7,855,394.

c	Investment in affiliated money market mutual fund.

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $114,435,324.

Net unrealized depreciation on investments was $14,183,347 of which $1,996,880 related to appreciated investment securities and $16,180,227 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	100,251,977	0

Level 2 - Other Significant Observable Inputs	0	0

Level 3 - Significant Unobservable Inputs	0	0

Total	100,251,977	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 23, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 23, 2009